Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	8. Subsequent Events: The Company has evaluated subsequent events since the date of the financial statements and determined that there are no items to disclose.